Organization	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Organization
1. Organization
The Company
Bioventus Inc. (the Company, we, us or our) was formed as a Delaware corporation for the purpose of facilitating an initial public offering (IPO) and other related transactions in order to carry on the business of Bioventus LLC and its subsidiaries (BV LLC). The Company is headquartered in Durham, North Carolina. BV LLC, is a limited liability company formed under the laws of the state of Delaware on November 23, 2011 and operates as a partnership. BV LLC commenced operations in May 2012. BV LLC is a global medical device company, conducting business in various countries, primarily in North America and Europe, with approximately 900 employees. The Company is focused on developing and commercializing clinically differentiated, cost efficient and minimally invasive treatments that engage and enhance the body’s natural healing processes.
Initial Public Offering
On February 16, 2021, the Company closed an IPO of 9,200,000 shares of Class A common stock at a public offering price of $13.00 per share, which includes 1,200,000 shares issued pursuant to the underwriters’ over-allotment option. The Company received $111,228 in proceeds, net of underwriting discounts and commissions of $8,372, which was used to purchase newly-issued membership interests from BV LLC at a price per interest equal to the IPO price of $13.00. The Company also incurred offering expenses totaling $4,778 in addition to the underwriting discounts and commissions. Offering expenses of $1,327 were paid in 2020 and $3,451 were paid in 2021. Subsequent to the IPO and related transactions that occurred in connection with the IPO (the Transactions), the Company is the sole managing member of BV LLC and owns 72.2% of BV LLC. The Company has a majority economic interest, the sole voting interest in, and controls the management of BV LLC. As a result, the Company consolidates the financial results of BV LLC and reports a non-controlling
interest representing the 27.8% interest not held by the Company.
IPO Transactions
The Company and BV LLC completed the following Transactions in connection with the IPO. BV LLC amended and restated the Bioventus LLC Agreement, to, among other things, (i) provide for a new single class of common membership interests in BV LLC (LLC Interests), (ii) exchange all of the existing membership interests in BV LLC for new LLC Interests and (iii) appoint Bioventus Inc. as the sole managing member of BV LLC. The Company amended and restated its certificate of incorporation to, among other things, provide for the (i) authorization of 250,000,000 shares of Class A common stock with a par value of $0.001 per share; (ii) authorization of 50,000,000 shares of Class B common stock with a par value of $0.001 per share; (iii) authorization of 10,000,000 shares of undesignated preferred stock that may be issued from time to time by the Company’s Board of Directors (BOD) in one or more series; and (iv) establishment of a classified BOD, divided into three classes, each of whose members will serve for staggered three-year terms. Holders of Class A / Class B common stock are entitled to one vote per share and, except as otherwise required, will vote together as a single class on all matters on which stockholders generally are entitled to vote. Holders of Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the Company. Shares of Class B common stock may only be issued to the extent necessary to maintain the one-to-one
ratio between the number of LLC Interests held by the only member of BV LLC that remained a member following the Transactions (Continuing LLC Owner) and the number of shares of Class B common stock held by the Continuing LLC Owner. Shares of Class B common stock are transferable only together with an equal number of LLC Interests. Shares of Class B common stock will be canceled on a one-for-one
basis if the Company, at the election of a Continuing LLC Owner, redeem or exchange LLC Interests.

The Company’s amended and restated certificate of incorporation and the Bioventus LLC Agreement requires that the Company and BV LLC at all times maintain a one-to-one
ratio between the number of shares of Class A common stock issued by the Company and the number of LLC Interests owned by the Company, as well as a one-to-one
ratio between the number of shares of Class B common stock owned by the Continuing LLC Owner and the number of LLC Interests owned by the Continuing LLC Owner. The Company acquired, by merger, ten entities that were members of BV LLC (Former LLC Owners), for which the Company issued 31,838,589 shares of Class A common stock as merger consideration (Merger). The only assets held by the Former LLC Owners were 31,838,589 LLC Interests and a corresponding number of shares of Class B common stock. Upon consummation of the Merger, the Company canceled the 31,838,589 shares of Class B common stock and recognized the 31,838,589 LLC Interests at carrying value, as the Merger is considered to be a recapitalization transaction. Following the Merger and IPO, as of August 10, 2021, the Company holds 41,062,652 LLC Interests, representing a 72.2% ownership interest in BV LLC.
The financial statements for periods prior to the IPO and Transactions have been adjusted to combine the previously separate entities for presentation purposes. Prior to the Transactions, Bioventus Inc. had no operations.
Interim periods
The Company reports quarterly interim periods on a
13-week
basis within a standard calendar year. Each annual reporting period begins on January 1 and ends on December 31. Each quarter ends on the Saturday closest to calendar quarter-end,
with the exception of the fourth quarter, which ends on December 31. The
13-week
quarterly periods for fiscal year 2021 end on April 3, July 3 and October 2. Comparable periods for 2020 ended on March 28, June 27 and September 26. The fourth and first quarters may vary in length depending on the calendar year.
Unaudited interim financial information
The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) for interim financial information and with the instructions to Form
10-Q
and Rule
10-01
of Regulation
S-X.
Pursuant to these rules and regulations they do not include all information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair statement of the Company’s financial condition and results of operations have been included. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full year. As such, the information included in this report should be read in conjunction with the Company’s 2020 Annual Report on Form
10-K.
The balance sheet at December 31, 2020 has been derived from the audited consolidated financial statements of the Company but does not include all the disclosures required by U.S. GAAP.
COVID-19
pandemic impact
In 2020, the
COVID-19
pandemic spread around the world and in the United States. New variants of the virus have emerged, some of which have shown to be more contagious. The
COVID-19
pandemic has had widespread, rapidly evolving and unpredictable impacts on global society, economies, financial markets and business practices. Federal and state governments implemented measures in an effort to prevent or minimize the spread of the virus, and ongoing effects of the pandemic, including social distancing, travel restrictions, border closures, limitations on public gatherings, mandatory closure or reduced capacity of businesses, work from home, supply chain logistical changes and other measures, which caused global business disruptions and significant volatility in U.S. and international debt and equity markets. Our business, results of operations and financial condition have been and may continue to be, materially impacted by fluctuations in patient visits and elective procedures and any future temporary cessations of elective procedures and could be further impacted by delays in payments from customers, supply chain interruptions, extended
“shelter-in-place”
orders or advisories, facility closures or other reasons related to the pandemic. Furthermore, the long-term impact of
COVID-19
on our business will depend on many factors, including, but not limited to, the duration and severity of the pandemic, new and ongoing measures taken in response to the pandemic, the availability, adoption and effectiveness of vaccines, the impact on economic activity from the pandemic and actions taken in response and the resulting impact it has on our partners, patients and communities in which we operate, all of which continue to be uncertain. As of the date of issuance of these consolidated financial statements, the extent to which
COVID-19
could materially impact the Company’s financial conditions, liquidity or results of operations is uncertain.
To the extent
COVID-19
disruptions continue to adversely impact our business, results of operations and financial condition, it may also have the effect of heightening risks relating to our ability to successfully commercialize newly developed or acquired products or therapies, consolidation in the healthcare industry, intensified pricing pressure as a result of changes in the purchasing behavior of hospitals and maintenance of our numerous contractual relationships.
On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (CARES Act) was signed into law, which was aimed at providing emergency assistance and health care for individuals, families, and businesses affected by the
COVID-19
pandemic and generally supporting the U.S. economy. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, and modifications to the net interest deduction limitations.
As a result of the CARES Act and at the direction of the U.S. Department of Health and Human Services (HHS), the Company received a $1,247 Provider Relief Fund Payment in April 2020. The Company determined it complied with the conditions to be able to keep and use the funds to reimburse for health care related expenses and lost revenue attributable to the public health emergency resulting from
COVID-19.
The payment was recorded as other income on the consolidated statement of operations and comprehensive (loss) income for the three and six months ended June 27, 2020.
Recent accounting pronouncements
The Company has elected to comply with
non-accelerated
public company filer effective dates of adoption. Therefore, the required effective dates for adopting new or revised accounting standards as described below are generally earlier than when emerging growth companies are required to adopt.
Accounting Pronouncements Recently Adopted
In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
2019-12,
Income Taxes
(ASU
2019-12),
which amended the accounting for income taxes. ASU
2019-12
eliminates certain exceptions to the guidance for income taxes related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences as well as simplifying aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. The Company adopted ASU
2019-12
on January 1, 2021 and it did not have a material impact on its consolidated financial statements.

1. Organization
The Company
Bioventus Inc. (the Company, we, us or our) was formed as a Delaware corporation on December 22, 2015 for the purpose of facilitating an initial public offering (IPO) and other related transactions in order to carry on the business of Bioventus LLC and its subsidiaries (BV LLC). The notes to these financial statements should be read in conjunction with notes to BV LLC’s financial statements. As of December 31, 2020, the Company had not engaged in any business activities except in connection with its formation. On February 16, 2021, the Company closed an IPO of 9,200,000 shares of Class A common stock at a public offering price of $13.00 per share, which includes 1,200,000 shares issued pursuant to the underwriters’ over-allotment option. The Company received $111,228 in proceeds, net of underwriting discounts and commissions of $8,372, which was used to purchase newly-issued membership interests from BV LLC at a price per interest equal to the IPO price of $13.00. In addition to the underwriting discounts and commission the Company incurred offering expenses totaling $4,310. Subsequent to the IPO and related transactions that occurred in connection with the IPO (the Transactions) as described in Note 4, the Company is the sole managing member of BV LLC and owns 72.2% of BV LLC. The Company has a majority economic interest, the sole voting interest in, and controls the management of BV LLC. As a result, subsequent to the IPO, the Company will consolidate the financial results of BV LLC and will report a non-controlling interest representing the 27.8% interest not held by the Company.

Bio Ventus LLC
Schedule of Investments [Line Items]
Organization
1. Organization and basis of presentation of financial information
The Company
Bioventus LLC and its subsidiaries (the Company, we, us or our), is a limited liability company formed under the laws of the state of Delaware on November 23, 2011 and operates as a partnership. The Company commenced operations in May 2012 in Durham, North Carolina, USA, which is its headquarters. Bioventus is a global medical device company, conducting business in various countries, primarily in North America and Europe, with approximately 700 employees. The Company is focused on developing and commercializing clinically differentiated, cost efficient and minimally invasive treatments that engage and enhance the body’s natural healing processes.
Bioventus Inc. was formed as a Delaware corporation for the purpose of facilitating an initial public offering (IPO) and other related transactions in order to carry on the business of the Company. Bioventus Inc. acquired, by merger, ten entities that were members of the Company (Former LLC Owners) and upon consummation of the merger, owned 31,838,589 Common LLC Interests (as defined below). On February 16, 2021, Bioventus Inc. (New LLC Owner) closed an IPO of 9,200,000 shares of Class A common stock at a public offering price of $13.00 per share, which includes 1,200,000 shares issued pursuant to the underwriters’ over-allotment option. The New LLC Owner received $111,228 in proceeds, net of underwriting discounts and commissions which was used to make a capital contribution to the Company in exchange for 9,200,000 newly-issued membership interests (Common LLC Interests) from the Company at a price per interest equal to the IPO price of $13.00. Subsequent to the IPO and related transactions that occurred in connection with the IPO (Transactions), the New LLC Owner is the sole managing member of the Company. Following the completion of the IPO and Transactions, the New LLC Owner owns 72.2% of the Company. The New LLC Owner has a majority economic interest, the sole voting interest in, and controls the management of the Company. As a result, subsequent to the IPO, the New LLC Owner will consolidate the financial results of the Company and will report a non-controlling interest representing the interests owned by the only member of BV LLC that remained a member (Continuing LLC Owner). Refer to
Note 17. Subsequent Events
for further details regarding the IPO and related transactions.
Interim periods
The Company reports quarterly interim periods on a 13-week basis within a standard calendar year. Each annual reporting period begins on January 1 and ends on December 31. Each quarter ends on the Saturday closest to calendar quarter-end, with the exception of the fourth quarter, which ends on December 31. The 13-week quarterly periods ended on March 28, June 27 and September 26 for the year ended December 31, 2020. As a result, the fourth and first quarters may vary in length depending on the calendar year.
Principles of consolidation
The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The consolidated financial statements include the Company, its subsidiaries and investments in which the Company has control. Amounts pertaining to the non-controlling ownership interests held by third parties in the operating results and financial position of the Company’s controlled subsidiaries are reported as non-controlling interests. All intercompany balances and transactions have been eliminated in consolidation.
Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation. These changes had no effect on previously reported total revenues, net income (loss), other comprehensive income (loss), members’ equity or cash flows. Unless otherwise noted, all financial information in the consolidated financial statement footnotes reflect the Company’s results from continuing operations. Discontinued operations are discussed further in
Note 16. Discontinued operations
.
Segment reporting
The Company identifies a business as an operating segment if: (i) it engages in business activities from which it may earn revenues and incur expenses; (ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (CODM), to make decisions about resources to be allocated to the segment and assess its performance; and (iii) it has available discrete financial information. The Company’s CODM is its Chief Executive Officer. The CODM reviews financial information at the operating segment level to allocate resources and to assess the operating results and financial performance for each operating segment.
The Company’s two reportable segments are U.S. and International. U.S. and International products are primarily sold to physicians spanning the orthopedic continuum, including sports medicine, total joint reconstruction, hand and upper extremities, foot and ankle, podiatric surgery, trauma, spine and neurosurgery, as well as directly to their patients. Refer to
Note 14. Net sales
and
Note 15. Segments
for further information regarding our business segments.
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. On an ongoing basis, management evaluates these estimates, including those related to contractual allowances and sales incentives, allowances for doubtful accounts, inventory reserves, goodwill and intangible assets impairment, useful lives of long lived assets, noncontrolling interest, fair value measurements, litigation and contingent liabilities, income taxes, and equity-based compensation. Management bases its estimates on historical experience, future expectations and other relevant assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from those estimates.
COVID-19 pandemic impact
In 2020, the COVID-19 pandemic spread around the world and in the U.S. and, more recently, new variants of the virus have emerged, some of which have shown to be more contagious. The COVID-19 pandemic has had widespread, rapidly evolving and unpredictable impacts on global society, economies, financial markets and business practices. Federal and state governments have implemented measures in an effort to prevent or minimize the spread of the virus, and ongoing effects of the pandemic, including social distancing, travel restrictions, border closures, limitations on public gatherings, mandatory closure or reduced capacity of business, work from home, supply chain logistical changes and other measures, which have caused global business disruptions and significant volatility in U.S. and international debt and equity markets. Our business, results of operations and financial condition have been and may continue to be, materially impacted due to the decrease in patient visits and elective procedures and any future temporary cessations of elective procedures and could be further impacted by delays in payments from customers, supply chain interruptions, extended “shelter-in-place” orders or advisories, facility closures or other reasons related to the pandemic. Furthermore, the long-term impact of COVID-19 on our business will depend on many factors, including, but not limited to, the duration and severity of the pandemic, new and ongoing measures taken in response to the pandemic, the availability and effectiveness of vaccines to combat COVID-19, the impact on economic activity from the pandemic and actions taken in response and the resulting impact it has on our partners, patients and communities in which we operate, all of which continue to be uncertain. For example, there has been a decrease in patient visits to hospitals due to risk and fear of exposure to COVID-19, as well as decreases in, or temporary moratoriums on, elective procedures, which may be re-imposed in the future. In addition to lower sales, we have experienced decreased costs as a result of the pandemic including declines in travel and lower compensation related expenses. We have also implemented other various cost reduction initiatives and measures to safeguard liquidity. As of the date of issuance of these consolidated financial statements, the extent to which COVID-19 could materially impact the Company’s financial conditions, liquidity or results of operations is uncertain.
To the extent COVID-19 disruptions continue to adversely impact our business, results of operations and financial condition, it may also have the effect of heightening risks relating to our ability to successfully commercialize new developed or acquired products or therapies, consolidation in the healthcare industry, intensified pricing pressure as a result of changes in the purchasing behavior of hospitals and maintenance of our numerous contractual relationships.
On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (CARES Act) was signed into law, which was aimed at providing emergency assistance and health care for individuals, families, and businesses affected by the COVID-19 pandemic and generally supporting the U.S. economy. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, and modifications to the net interest deduction limitations. The CARES Act allowed the Company to defer $1,889 in employer social security payroll tax payments from May 2020 through December 31, 2020. A total of 50% is deferred until December 31, 2021 and has been recorded in accrued liabilities, with the remaining balance deferred until December 31, 2022 which has been recorded in other long-term liabilities both on the consolidated balance sheet. Refer to
Note 10. Income Taxes
for further information.
As a result of the CARES Act and at the direction of the U.S. Department of Health and Human Services (HHS), the Company received a $1,247 Provider Relief Fund Payment in April 2020. The Company determined it complied with the conditions to be able to keep and use the funds to reimburse for health care related expenses and lost revenue attributable to the public health emergency resulting from COVID-19. A second Provider Relief Fund Payment totaling $2,854 was received in July 2020. The payments were recorded as other income on the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2020.